RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Receivable from broker dealers and the clearing organization
Due from clearing organizations, net		$ 4,021,151	$ 1,094,453
Fails to deliver and receive		158,474	238,853
Total receivables	$ 13,649,538	4,179,625	1,333,306
Payables to broker dealers and the clearing organization
Due from clearing organizations, net		481,006	3,003
Fails to deliver and receive		16,654	1,912
Total payables	$ 1,735,543	$ 497,660	$ 4,915